RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Operating Expenses) (Detail) - Advisors - Minimum	Aug. 20, 2019
Related Party Transaction [Line Items]
Operating expense reimbursement percent of average invested assets (percent)	2.00%
Operating expense reimbursement percent of net income (percent)	25.00%